Shareholders' Equity - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shareholders? Equity
Value of shares authorized	$ 450,000
Par value of shares authorized	$ 0.001	$ 0.001
Description of voting rights	one vote
Common Shares
Shareholders? Equity
Number of shares authorized	300,000,000
Par value of shares authorized	$ 0.001
Preferred Shares
Shareholders? Equity
Number of shares authorized	150,000,000
Par value of shares authorized	$ 0.001